SECURED DEBENTURE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024	$ 260,550
2025	260,550
2026	260,550
2027	259,994
2025	0
Total	$ 1,041,644	$ 1,099,250